Investments (Tables)	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Summary of Equity Method Investments Included in Other Assets
A summary of our non-marketable investments accounted for as equity method investments is as follows:

	Ownership Percentage	Equity investments as of December 31,		Share of income (loss) for the years ended December 31,
($ in thousands)		2021	2020	2021	2020	2019
PreAnalytiX GmbH	50.00%	$10,291	$4,761	$10,412	$3,070	$3,971
Apis Assay Technologies Ltd	19.00%	3,713	1,940	1,773	1,221	(51)
TVM Life Science Ventures III	3.10%	3,669	1,545	(264)	630	(330)
Suzhou Fuda Business Management and Consulting Partnership	33.67%	2,832	3,301	—	—	—
Actome GmbH	12.50%	1,045	—	(31)	—	—
Hombrechtikon Systems Engineering AG	19.00%	(413)	(530)	97	97	(1,124)
MAQGEN Biotechnology Co., Ltd	40.00%	—	—	—	—	(383)
		$21,137	$11,017	$11,987	$5,018	$2,083

Changes in Non-Marketable Investments Not Accounted for Under the Equity Method
The changes in non-marketable investments not accounted for under the equity method for the years ended December 31, 2021 and 2020 are as follows:

(in thousands)	2021	2020
Balance at beginning of year	$4,142	$70,849
Full acquisition of equity securities	—	(41,001)
Sale of equity securities	—	(23,812)
Loss on sale of equity securities	—	(2,250)
Impairments	—	(398)
Cash investments in equity securities, net	81	173
Foreign currency translation adjustments	(278)	581
Balance at end of year	$3,945	$4,142

Changes in Marketable Equity Securities
The changes in marketable equity securities during the year ended December 31, 2021 are as follows:

	Invitae		OncoCyte		Oncimmune Holdings plc (Oncimmune)		HTG Molecular Diagnostics, Inc (HTGM)
(in $ thousands, except shares data)	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Balance at December 31, 2020	2,769,189	$115,780	88,101	$211	560,416	$1,258	55,556	$266
Shares received upon milestone achievement	1,100,190	35,338	30,152	147	86,218	220	—	—
(Loss) gain on change in fair value	—	(3,066)	—	123	—	61	—	65
Sale of investment	(3,869,379)	(148,052)	(118,253)	(481)	(646,634)	(1,539)	(55,556)	(331)
Balance at December 31, 2021	—	$—	—	$—	—	$—	—	$—

Summary of Investments in Marketable Equity Securities with Readily Determinable Fair Values
As of December 31, 2020, we held marketable equity securities in short-term investment and other long-term assets in the accompanying consolidated balance sheet as follows:

	Short-Term			Long-Term
(in thousands, except shares held)	Invitae	OncoCyte	Oncimmune	HTGM
Shares held	2,769,189	88,101	560,416	55,556
Cost basis	$100,822	$230	$657	$2,000
Fair value	$115,780	$211	$1,258	$266
Total cumulative unrealized gain (loss)	$14,958	($19)	$601	($1,734)